Inventories (Tables)	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
Schedule of Inventories

	June 30, 2022	December 31, 2021

	U.S. dollars in thousands
Work in process	8,056	4,718
Finished goods	9,262	4,604

	17,318	9,322